Loans Receivable Held for Investment (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Loans Receivable Held for Investment [Abstract]
Loans Receivable Held for Investment
NOTE (6) – Loans Receivable Held for Investment

Loans receivable held for investment were as follows as of the dates indicated:

	September 30, 2020	December 31, 2019
	(In thousands)
Real estate:
Single family	$53,976	$72,883
Multi-family	269,874	287,378
Commercial real estate	20,025	14,728
Church	17,789	21,301
Construction	1,672	3,128
Commercial – other	302	262
Consumer	8	21
Gross loans receivable before deferred loan costs and premiums	363,646	399,701
Unamortized net deferred loan costs and premiums	1,362	1,328
Gross loans receivable	365,008	401,029
Allowance for loan losses	(3,215)	(3,182)
Loans receivable, net	$361,793	$397,847

The following tables present the activity in the allowance for loan losses by loan type for the periods indicated:

	Three Months Ended September 30, 2020
	Real Estate
	Single family	Multi- family	Commercial real estate	Church	Construction	Commercial - other	Consumer	Total
	(In thousands)
Beginning balance	$312	$2,424	$169	$282	$22	$6	$-	$3,215
Provision for (recapture of) loan losses	9	1	17	(28)	-	(1)	2	-
Recoveries	-	-	-	-	-	-	-	-
Loans charged off	-	-	-	-	-	-	-	-
Ending balance	$321	$2,425	$186	$254	$22	$5	$2	$3,215

	Three Months Ended September 30, 2019
	Real Estate
	Single family	Multi- family	Commercial real estate	Church	Construction	Commercial - other	Consumer	Total
	(In thousands)
Beginning balance	$328	$1,932	$58	$401	$44	$5	$3	$2,771
Provision for (recapture of) loan losses	-	66	-	(24)	6	-	(1)	47
Recoveries	-	-	-	-	-	-	-	-
Loans charged off	-	-	-	-	-	-	-	-
Ending balance	$328	$1,998	$58	$377	$50	$5	$2	$2,818

	Nine Months Ended September 30, 2020
	Real Estate
	Single family	Multi- family	Commercial real estate	Church	Construction	Commercial - other	Consumer	Total
	(In thousands)
Beginning balance	$312	$2,319	$133	$362	$48	$7	$1	$3,182
Provision for (recapture of) loan losses	5	106	53	(108)	(26)	(2)	1	29
Recoveries	4	-	-	-	-	-	-	4
Loans charged off	-	-	-	-	-	-	-	-
Ending balance	$321	$2,425	$186	$254	$22	$5	$2	$3,215

	Nine Months Ended September 30, 2019
	Real Estate
	Single family	Multi- family	Commercial real estate	Church	Construction	Commercial - other	Consumer	Total
	(In thousands)
Beginning balance	$369	$1,880	$52	$603	$19	$6	$-	$2,929
Provision for (recapture of) loan losses	(41)	118	6	(416)	31	(1)	2	(301)
Recoveries	-	-	-	190	-	-	-	190
Loans charged off	-	-	-	-	-	-	-	-
Ending balance	$328	$1,998	$58	$377	$50	$5	$2	$2,818

The following tables present the balance in the allowance for loan losses and the recorded investment (unpaid contractual principal balance less charge-offs, less interest applied to principal, plus unamortized deferred costs and premiums) by loan type and based on impairment method as of the dates indicated:

	September 30, 2020
	Real Estate
	Single family	Multi- family	Commercial real estate	Church	Construction	Commercial - other	Consumer	Total
	(In thousands)
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$91	$-	$-	$56	$-	$1	$-	$148
Collectively evaluated for impairment	230	2,425	186	198	22	4	2	3,067
Total ending allowance balance	$321	$2,425	$186	$254	$22	$5	$2	$3,215
Loans:
Loans individually evaluated for impairment	$586	$304	$-	$3,860	$-	$49	$-	$4,799
Loans collectively evaluated for impairment	53,548	271,071	20,086	13,571	1,672	253	8	360,209
Total ending loans balance	$54,134	$271,375	$20,086	$17,431	$1,672	$302	$8	$365,008

	December 31, 2019
	Real Estate
	Single family	Multi- family	Commercial real estate	Church	Construction	Commercial - other	Consumer	Total
	(In thousands)
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$60	$-	$-	$85	$-	$2	$-	$147
Collectively evaluated for impairment	252	2,319	133	277	48	5	1	3,035
Total ending allowance balance	$312	$2,319	$133	$362	$48	$7	$1	$3,182
Loans:
Loans individually evaluated for impairment	$611	$313	$-	$4,356	$-	$63	$-	$5,343
Loans collectively evaluated for impairment	72,501	288,730	14,818	16,292	3,125	199	21	395,686
Total ending loans balance	$73,112	$289,043	$14,818	$20,648	$3,125	$262	$21	$401,029

The following table presents information related to loans individually evaluated for impairment by loan type as of the periods indicated:

	September 30, 2020			December 31, 2019
	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
	(In thousands)
With no related allowance recorded:
Single family	$9	$8	$-	$-	$-	$-
Multi-family	$304	$304	$-	313	313	-
Church	$2,546	$1,999	$-	3,491	2,446	-
With an allowance recorded:
Single family	578	578	91	593	593	60
Church	1,861	1,861	56	1,928	1,928	85
Commercial - other	50	49	1	63	63	2
Total	$5,348	$4,799	$148	$6,388	$5,343	$147

The recorded investment in loans excludes accrued interest receivable due to immateriality.  For purposes of this disclosure, the unpaid principal balance is not reduced for net charge-offs.

The following tables present the monthly average of loans individually evaluated for impairment by loan type and the related interest income for the periods indicated:

	Three Months Ended September 30, 2020		Three Months Ended September 30, 2019
	Average Recorded Investment	Cash Basis Interest Income Recognized	Average Recorded Investment	Cash Basis Interest Income Recognized
	(In thousands)
Single family	$589	$7	$625	$7
Multi-family	305	5	317	6
Church	3,938	67	4,678	76
Commercial – other	50	1	63	1
Total	$4,882	$80	$5,683	$90

	Nine Months Ended September 30, 2020		Nine Months Ended September 30, 2019
	Average Recorded Investment	Cash Basis Interest Income Recognized	Average Recorded Investment	Cash Basis Interest Income Recognized
	(In thousands)
Single family	$596	$22	$631	$22
Multi-family	308	16	320	17
Church	4,094	376	5,206	594
Commercial – other	57	3	63	3
Total	$5,055	$417	$6,220	$636

Cash-basis interest income recognized represents cash received for interest payments on accruing impaired loans and interest recoveries on non-accrual loans that were paid off.  Interest payments collected on non-accrual loans are characterized as payments of principal rather than payments of the outstanding accrued interest on the loans until the remaining principal on the non-accrual loans is considered to be fully collectible or paid off.  When a loan is returned to accrual status, the interest payments that were previously applied to principal are deferred and amortized over the remaining life of the loan.  Foregone interest income that would have been recognized had loans performed in accordance with their original terms amounted to $22 thousand and $41 thousand for the three months ended September 30, 2020 and 2019, respectively, and $67 thousand and $121 thousand for the nine months ended September 30, 2020 and 2019, respectively, and were not included in the consolidated results of operations.

The following tables present the aging of the recorded investment in past due loans by loan type as of the periods indicated:

	September 30, 2020
	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total
	(In thousands)
Loans receivable held for investment:
Single family	$76	$8	$-	$84	$54,050	$54,134
Multi-family	-	-	-	-	271,375	271,375
Commercial real estate	-	-	-	-	20,086	20,086
Church	-	-	-	-	17,431	17,431
Construction	-	-	-	-	1,672	1,672
Commercial - other	-	-	-	-	302	302
Consumer	-	-	-	-	8	8
Total	$76	$8	$-	$84	$364,924	$365,008

	December 31, 2019
	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total
	(In thousands)
Loans receivable held for investment:
Single family	$18	$-	$-	$18	$73,094	$73,112
Multi-family	-	-	-	-	289,043	289,043
Commercial real estate	-	-	-	-	14,818	14,818
Church	-	-	-	-	20,648	20,648
Construction	-	-	-	-	3,125	3,125
Commercial - other	-	-	-	-	262	262
Consumer	-	-	-	-	21	21
Total	$18	$-	$-	$18	$401,011	$401,029

The following table presents the recorded investment in non-accrual loans by loan type as of the periods indicated:

	September 30, 2020	December 31, 2019
	(In thousands)
Loans receivable held for investment:
Single-family residence	$8	$18
Church	$812	406
Total non-accrual loans	$820	$424

There were no loans 90 days or more delinquent that were accruing interest as of September 30, 2020 or December 31, 2019.  None of the church non-accrual loans were delinquent, but none qualified for accrual status as of the periods indicated.

Troubled Debt Restructurings

In March 2020, a joint statement was issued by federal and state regulatory agencies, after consultation with the FASB, to clarify that short-term loan modifications, such as payment deferrals, fee waivers, extensions of repayment terms or other insignificant payment delays, are not TDRs if made on a good-faith basis in response to COVID-19 to borrowers who were current prior to any relief. Under this guidance, six months or less is provided as an example of short-term, and current is defined as less than 30 days past due at the time the modification program is implemented.  The guidance also provides that these modified loans generally will not be classified as non-accrual loans during the term of the modification.

The Bank has implemented a loan modification program for the effects of COVID-19 on its borrowers. At the date of this filing, no borrowers have requested loan modifications, and no modifications have been granted.

At September 30, 2020, loans classified as troubled debt restructurings (“TDRs”) totaled $4.2 million, of which $243 thousand were included in non-accrual loans and $4.0 million were on accrual status.  At December 31, 2019, loans classified as TDRs totaled $4.7 million, of which $406 thousand were included in non-accrual loans and $4.3 million were on accrual status.  The Company has allocated $148 thousand and $147 thousand of specific reserves for accruing TDRs as of September 30, 2020 and December 31, 2019, respectively.  TDRs on accrual status are comprised of loans that were accruing at the time of restructuring or loans that have complied with the terms of their restructured agreements for a satisfactory period of time and for which the Bank anticipates full repayment of both principal and interest.  TDRs that are on non-accrual status can be returned to accrual status after a period of sustained performance, generally determined to be six months of timely payments, as modified.  A well-documented credit analysis that supports a return to accrual status based on the borrower’s financial condition and prospects for repayment under the revised terms is also required.  As of September 30, 2020 and December 31, 2019, the Company had no commitment to lend additional amounts to customers with outstanding loans that are classified as TDRs.  No loans were modified during the three or nine months ended September 30, 2020 and 2019.

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as:  current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.  For single family residential, consumer and other smaller balance homogenous loans, a credit grade is established at inception, and generally only adjusted based on performance.  Information about payment status is disclosed elsewhere herein.  The Company analyzes all other loans individually by classifying the loans as to credit risk.  This analysis is performed at least on a quarterly basis.  The Company uses the following definitions for risk ratings:

◾
Watch.  Loans classified as watch exhibit weaknesses that could threaten the current net worth and paying capacity of the obligors.  Watch graded loans are generally performing and are not more than 59 days past due. A watch rating is used when a material deficiency exists but correction is anticipated within an acceptable time frame.

◾
Special Mention.  Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

◾
Substandard.  Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

◾
Doubtful.  Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

◾	Loss. Loans classified as loss are considered uncollectible and of such little value that to continue to carry the loan as an active asset is no longer warranted.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.  Pass rated loans are generally well protected by the current net worth and paying capacity of the obligor and/or by the value of the underlying collateral.  Pass rated loans are not more than 59 days past due and are generally performing in accordance with the loan terms.  Based on the most recent analysis performed, the risk categories of loans by loan type as of the periods indicated were as follows:

	September 30, 2020
	Pass	Watch	Special Mention	Substandard	Doubtful	Loss
	(In thousands)
Single family	$54,127	$-	$-	$7	$-	$-
Multi-family	271,008	-	-	367	-	-
Commercial real estate	18,590	1,496	-	-	-	-
Church	13,982	662	-	2,787	-	-
Construction	1,672	-	-	-	-	-
Commercial - other	252	-	-	50	-	-
Consumer	8	-	-	-	-	-
Total	$359,639	$2,158	$-	$3,211	$-	$-

	December 31, 2019
	Pass	Watch	Special Mention	Substandard	Doubtful	Loss
	(In thousands)
Single family	$73,094	$-	$-	$18	$-	$-
Multi-family	288,251	411	-	381	-	-
Commercial real estate	14,818	-	-	-	-	-
Church	16,546	411	-	3,691	-	-
Construction	3,125	-	-	-	-	-
Commercial - other	199	-	-	63	-	-
Consumer	21	-	-	-	-	-
Total	$396,054	$822	$-	$4,153	$-	$-

Note 4 – Loans Receivable Held for Investment

Loans receivable held for investment were as follows as of the periods indicated:

	December 31, 2019	December 31, 2018
	(In thousands)
Real estate:
Single family	$72,883	$91,835
Multi-family	287,378	231,870
Commercial real estate	14,728	5,802
Church	21,301	25,934
Construction	3,128	1,876
Commercial – other	262	226
Consumer	21	5
Gross loans receivable before deferred loan costs and premiums	399,701	357,548
Unamortized net deferred loan costs and premiums	1,328	937
Gross loans receivable	401,029	358,485
Allowance for loan losses	(3,182)	(2,929)
Loans receivable, net	$397,847	$355,556

The following tables present the activity in the allowance for loan losses by loan type for the periods indicated:

	For the year ended December 31, 2019
	Real Estate
	Single family	Multi- family	Commercial real estate	Church	Construction	Commercial – other	Consumer	Total
	(In thousands)
Beginning balance	$369	$1,880	$52	$603	$19	$6	$-	$2,929
Provision for (recapture of) loan losses	(57)	439	81	(501)	29	1	1	(7)
Recoveries	-	-	-	260	-	-	-	260
Loans charged off	-	-	-	-	-	-	-	-
Ending balance	$312	$2,319	$133	$362	$48	$7	$1	$3,182

	For the year ended December 31, 2018
	Real Estate
	Single family	Multi- family	Commercial real estate	Church	Construction	Commercial – other	Consumer	Total
	(In thousands)
Beginning balance	$594	$2,300	$71	$1,081	$17	$6	$-	$4,069
Recapture of loan losses	(225)	(420)	(19)	(592)	2	-	-	(1,254
Recoveries	-	-	-	114	-	-	-	114
Loans charged off	-	-	-	-	-	-	-	-
Ending balance	$369	$1,880	$52	$603	$19	$6	$-	$2,929

The following tables present the balance in the allowance for loan losses and the recorded investment (unpaid contractual principal balance less charge-offs, less interest applied to principal, plus unamortized deferred costs and premiums) by loan type and based on impairment method as of and for the periods indicated:

	December 31, 2019
	Real Estate
	Single family	Multi- family	Commercial real estate	Church	Construction	Commercial – other	Consumer	Total
	(In thousands)
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$60	$-	$-	$85	$-	$2	$-	$147
Collectively evaluated for impairment	252	2,319	133	277	48	5	1	3,035
Total ending allowance balance	$312	$2,319	$133	$362	$48	$7	$1	$3,182
Loans:
Loans individually evaluated for impairment	$611	$313	$-	$4,356	$-	$63	$-	$5,343
Loans collectively evaluated for impairment	72,501	288,730	14,818	16,292	3,125	199	21	395,686
Total ending loans balance	$73,112	$289,043	$14,818	$20,648	$3,125	$262	$21	$401,029

	December 31, 2018
	Real Estate
	Single family	Multi- family	Commercial real estate	Church	Construction	Commercial – other	Consumer	Total
	(In thousands)
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$53	$-	$-	$170	$-	$4	$-	$227
Collectively evaluated for impairment	316	1,880	52	433	19	2	-	2,702
Total ending allowance balance	$369	$1,880	$52	$603	$19	$6	$-	$2,929
Loans:
Loans individually evaluated for impairment	$610	$323	$-	$5,383	$-	$64	$-	$6,380
Loans collectively evaluated for impairment	91,567	232,986	5,800	19,713	1,872	162	5	352,105
Total ending loans balance	$92,177	$233,309	$5,800	$25,096	$1,872	$226	$5	$358,485

The following table presents information related to loans individually evaluated for impairment by loan type as of the periods indicated:

	December 31, 2019			December 31, 2018
	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
	(In thousands)
With no related allowance recorded:
Multi-family	$313	$313	$-	$323	$323	$-
Church	3,491	2,446	-	4,666	2,803
With an allowance recorded:
Single family	593	593	60	610	610	53
Multi-family	-	-	-	-	-	-
Church	1,928	1,928	85	2,580	2,580	170
Commercial – other	63	63	2	64	64	4
Total	$6,388	$5,343	$147	$8,243	$6,380	$227

The recorded investment in loans excludes accrued interest receivable due to immateriality. For purposes of this disclosure, the unpaid principal balance is not reduced for net charge-offs.

The following tables present the monthly average of loans individually evaluated for impairment by loan type and the related interest income for the periods indicated:

	For the year ended December 31, 2019		For the year ended December 31, 2018
	Average Recorded Investment	Cash Basis Interest Income Recognized	Average Recorded Investment	Cash Basis Interest Income Recognized
	(In thousands)
Single family	$626	$29	$618	$30
Multi-family	318	22	329	23
Commercial real estate	-	-	-	-
Church	5,017	939	7,893	398
Commercial – other	63	5	64	4
Total	$6,024	$995	$8,904	$455

Cash-basis interest income recognized represents cash received for interest payments on accruing impaired loans and interest recoveries on non-accrual loans that were paid off. Interest payments collected on non-accrual loans are characterized as payments of principal rather than payments of the outstanding accrued interest on the loans until the remaining principal on the non-accrual loans is considered to be fully collectible or paid off. When a loan is returned to accrual status, the interest payments that were previously applied to principal are deferred and amortized over the remaining life of the loan. Foregone interest income that would have been recognized had loans performed in accordance with their original terms amounted to $120 thousand and $280 thousand for the years ended December 31, 2019 and 2018, respectively, and were not included in the consolidated results of operations.

The following tables present the aging of the recorded investment in past due loans by loan type as of the periods indicated:

	December 31, 2019
	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total
	(In thousands)
Loans receivable held for investment:
Single family	$18	$-	$-	$18	$73,094	$73,112
Multi-family	-	-	-	-	289,043	289,043
Commercial real estate	-	-	-	-	14,818	14,818
Church	-	-	-	-	20,648	20,648
Construction	-	-	-	-	3,125	3,125
Commercial – other	-	-	-	-	262	262
Consumer	-	-	-	-	21	21
Total	$18	$-	$-	$18	$401,011	$401,029

	December 31, 2018
	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total
	(In thousands)
Loans receivable held for investment:
Single family	$35	$-	$-	$35	$92,142	$92,177
Multi-family	-	-	-	-	233,309	233,309
Commercial real estate	-	-	-	-	5,800	5,800
Church	-	-	-	-	25,096	25,096
Construction	-	-	-	-	1,872	1,872
Commercial-other	-	-	-	-	226	226
Consumer	-	-	-	-	5	5
Total	$35	$-	$-	$35	$358,450	$358,485

The following table presents the recorded investment in non-accrual loans by loan type as of the periods indicated:

	December 31, 2019	December 31, 2018
	(In thousands)
Loans receivable held for investment:
Single family	$18	$-
Church	406	911
Total non-accrual loans	$424	$911

There were no loans 90 days or more delinquent that were accruing interest as of December 31, 2019 or December 31, 2018.

Troubled Debt Restructurings

At December 31, 2019, loans classified as troubled debt restructurings ("TDRs") totaled $4.7 million, of which $406 thousand were included in non-accrual loans and $4.3 million were on accrual status. At December 31, 2018, loans classified as TDRs totaled $6.4 million, of which $591 thousand were included in non-accrual loans and $5.8 million were on accrual status. The Company has allocated $147 thousand and $227 thousand of specific reserves for accruing TDRs as of December 31, 2019 and 2018, respectively. TDRs on accrual status are comprised of loans that were accruing at the time of restructuring or loans that have complied with the terms of their restructured agreements for a satisfactory period and for which the Bank anticipates full repayment of both principal and interest. TDRs that are on non-accrual status can be returned to accrual status after a period of sustained performance, generally determined to be six months of timely payments, as modified. A well-documented credit analysis that supports a return to accrual status based on the borrower's financial condition and prospects for repayment under the revised terms is also required. As of December 31, 2019 and 2018, the Company had no commitment to lend additional amounts to customers with outstanding loans that are classified as TDRs. No loans were modified during the years ended December 31, 2019 and 2018.

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. For single family residential, consumer and other smaller balance homogenous loans, a credit grade is established at inception, and generally only adjusted based on performance. Information about payment status is disclosed elsewhere herein. The Company analyzes all other loans individually by classifying the loans as to credit risk. This analysis is performed at least on a quarterly basis. The Company uses the following definitions for risk ratings:

■
Watch. Loans classified as watch exhibit weaknesses that could threaten the current net worth and paying capacity of the obligors. Watch graded loans are generally performing and are not more than 59 days past due. A watch rating is used when a material deficiency exists, but correction is anticipated within an acceptable time frame.

■
Special Mention. Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution's credit position at some future date.

■
Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

■
Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, based on currently existing facts, conditions, and values, highly questionable and improbable.

■	Loss. Loans classified as loss are considered uncollectible and of such little value that to continue to carry the loan as an active asset is no longer warranted.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. Pass rated loans are generally well protected by the current net worth and paying capacity of the obligor and/or by the value of the underlying collateral. Pass rated loans are not more than 59 days past due and are generally performing in accordance with the loan terms. Based on the most recent analysis performed, the risk categories of loans by loan type as of the periods indicated were as follows:

	December 31, 2019
	Pass	Watch	Special Mention	Substandard	Doubtful	Loss
	(In thousands)
Single family	$73,094	$-	$-	$18	$-	$-
Multi-family	288,251	411	-	381	-	-
Commercial real estate	14,818	-	-	-	-	-
Church	16,546	411	-	3 691	-	-
Construction	3,125	-	-	-	-	-
Commercial – other	199	-	-	63	-	-
Consumer	21	-	-	-	-	-
Total	$396,054	$822	$-	$4,153	$-	$-

	December 31, 2018
	Pass	Watch	Special Mention	Substandard	Doubtful	Loss
	(In thousands)
Single family	$92,132	$-	$35	$10	$-	$-
Multi-family	232,642	-	-	667	-	-
Commercial real estate	5,800	-	-	-	-	-
Church	19,678	672	-	4,746	-	-
Construction	1,872	-	-	-	-	-
Commercial – other	162	-	-	64	-	-
Consumer	5	-	-	-	-	-
Total	$352,291	$672	$35	$5,487	$-	$-